RELATED PARTY TRANSACTIONS - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors
RELATED PARTY TRANSACTIONS
Fees paid for attending meetings of the Board and its Committees	$ 1,945	$ 2,474	$ 2,306
Senior Management
RELATED PARTY TRANSACTIONS
Payments for short-term retributions	25,822	20,327	18,387
Payments for long-term retributions	283	643	312
Payments for post-employment benefits	$ 1,176	$ 980	$ 827